Offerings	Sep. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Amount Registered | shares	8,250,000,000
Maximum Aggregate Offering Price	$ 8,250,000,000.00
Amount of Registration Fee	$ 1,217,700.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus and relates to the non-automatic shelf registration on Form F-3 (File No. 333-282307) filed by the Registrant for the sale of up to US$20,000,000,000 of the Registrant's securities pursuant to Rule 457(o), which became effective on October 2, 2024 (the "Registration Statement"). The Registrant carried over US$11,750,000,000 of unsold securities (and the associated US$1,542,800 previously paid filing fee) that previously were registered by the Registrant on Form F-3 (File No. 333-273505). Pursuant to the Registration Statement, the Registrant paid a registration fee of US$1,217,700. Such prior registration fee was estimated solely to calculate the registration fee in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, under the Securities Act of 1933, as amended (the “Securities Act”). Prior to the offering to which this prospectus supplement relates, US$13,050,000,000 of securities have been issued under the Registration Statement.

The offering to which this prospectus supplement relates includes (i) US$300,000,000 Floating Rate Senior Notes due 2030 (the "Floating Rate Notes") and (ii) US$1,000,000,000 5.627% Fixed-to-Floating Rate Senior Notes due 2030 (the "Fixed-to-Floating Rate Notes"). Based on a fee rate of US$0.000138, the aggregate registration fee totals US$179,530, comprised of US$41,430 with respect to the Floating Rate Notes and US$138,100 with respect to the Fixed-to-Floating Rate Notes. Such registration fee was estimated solely to calculate the registration fee in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, under the Securities Act.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Amount Registered | shares	11,750,000,000
Maximum Aggregate Offering Price	$ 11,750,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-273505
Carry Forward Initial Effective Date	Sep. 06, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,542,800.00
Offering Note	Pursuant to Rule 415(a)(6) of the Securities Act, the US$20,000,000,000 of securities covered by the Registration Statement includes US$11,750,000,000 of unsold securities (the “unsold securities”) that previously were registered by the Registrant on Form F-3 under the Securities Act (File No. 333-273505), initially filed with the Commission on July 28, 2023, as amended by Pre-Effective Amendment No. 1 filed on September 5, 2023, and declared effective on September 6, 2023 (the “Prior Registration Statement”), for which the Registrant paid a registration fee of US$2,137,880. The US$1,294,850 previously paid filing fee associated with the offering US$11,750,000,000 of the unsold securities was carried forward and applied to the unsold securities registered under the Registration Statement, and no additional filing fee was due.